INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES (BENEFIT)

The income tax expense (benefit) consisted of the following for the fiscal years ended February 28, 2023 and February 28, 2022:

	February 28, 2023	February 28, 2022
Total current	$—	$—
Total deferred	—	—
Total	$—	$—

SCHEDULE OF EXPECTED STATUTORY FEDERAL INCOME TAX PROVISION

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal years ended February 28, 2023 and February 28, 2022:

February 28, 2023
Federal statutory rate	$(3,803,000)
State income tax benefit, net of federal benefit	(859,400)
Non deductible interest	415,800
Non deductible stock based compensation	155,400
Change in valuation allowance	4,091,200
Total	$—

February 28, 2022
Federal statutory rate	$(13,061,500)
State income tax benefit, net of federal benefit	(2,954,400)
Non deductible interest	4,027,800
Non deductible settlement losses	8,515,100
Non deductible stock based compensation	169,400
Non deductible changes in fair value of instruments	(95,800)
Other non deductible expenses	600
Change in valuation allowance	3,398,800
Total	$—

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal years February 28, 2023 and February 28, 2022:

	February 28, 2023	February 28, 2022
Deferred tax assets:
Net operating loss carryforwards	$12,651,115	$8,445,915
Debt discount		114,000
Total deferred tax assets	12,651,115	8,559,915

Deferred tax liabilities:
Depreciation	—	—
Deferred revenue	—	—
Total deferred tax liabilities	—	—

Net deferred tax assets:
Less valuation allowance	(12,651,115)	(8,559,915)
Net deferred tax assets (liabilities)	$—	$—